Share-based payments - Restricted Stock Units (Details) € / shares in Units, € in Thousands				12 Months Ended
	Dec. 23, 2021 USD ($)	Jul. 01, 2021	Jun. 25, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | € / shares					€ 46.72
Research and development expenses				€ (240)
Selling and distribution expenses				(82)
General and administrative expenses				(383)
Total				€ (705)
Restricted Stock Units | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded		4,691
Vesting period				3 years
Vesting percentage				0.33%
Restricted Stock Units | LTIP | Members of executive board and various key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded | $	63,095
Restricted Stock Units | LTIP | Members of supervisory board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's awarded | $			10,956